Patents	12 Months Ended
Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Patents

6.      PATENTS

	Cost	Accumulated Amortization	Net Book Value
As at December 31, 2015
Patents	$357,059	$201,846	$155,213

As at December 31, 2014
Patents	$312,702	$166,217	$146,485

The Company purchased patents totaling $46,973 during 2015 (2014 - $29,198) and recorded amortization expense of $36,498 (2014 - $32,738). As of December 31, 2015, the estimated remaining economic useful lives of the patents range from one to thirteen years.

In October 2015, the Company commenced a restructuring of its operations (see Note 13) and as a result undertook a review of its licensing programs to determine those which it would continue to support. The Company concluded that certain licensing programs would be terminated and the carrying value of the patent portfolios associated with these licensing programs were determined to be fully impaired. As a result, the Company recorded a non-cash, pre-tax charge against its patents of $1,747.

The Company experienced a significant decline in its share price subsequent to the announcement on November 4, 2015 that it had commenced a restructuring of its operations and was lowering its annual dividend. These events were considered by management to be an indicator of impairment, and as a result, a test for impairment of its long-lived assets was performed as of November 30, 2015 (the “Measurement Date”). The patents (“asset groups”) were categorized in accordance with their licensing programs. The Company performed the recoverability test using undiscounted cash flows of the asset groups based on the Company’s internal forecast and assumptions for each of the licensing programs. Based on this analysis, the Company concluded that the carrying value for the asset groups is recoverable, as the amount did not exceed the undiscounted cash flows as at the Measurement Date and therefore the second step of long-lived asset impairment was not required.

The estimated future amortization expense of patents as of December 31, 2015 is as follows:

Year ending December 31:	Amount
2016	$31,699
2017	21,088
2018	18,023
2019	16,276
2020	15,112
$102,198